Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Disclosure [Abstract]
Effective tax rates	40.00%	26.00%	32.90%	16.30%	(44.70%)
Gross uncertain tax positions	$ 93,000,000		$ 94,000,000	$ 96,000,000	$ 114,000,000	$ 129,000,000
Net operating loss carryforwards			1,259,000,000	1,176,000,000
Tax credit carryforwards			113,000,000	96,000,000
Operating loss carryforwards year of expiration			2013
Tax credit carryforwards expiration			2014
Valuation allowance related to operating loss and tax credit carryforwards			205,000,000	169,000,000
Valuation allowance			43,000,000	24,000,000
Excess book value of its investment			3,300,000,000
Unrecognized tax benefits			40,000,000	29,000,000
Possible reduction in uncertain tax positions, lower range			6,000,000
Possible reduction in uncertain tax positions, upper range			$ 14,000,000